Operating Segments - Revenue and Non-current Assets by Geographic Area (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	₩ 65,154,636	₩ 60,186,867	₩ 52,939,771
Non-current assets	36,117,713	38,900,718
Domestic [member]
Disclosure of geographical areas [line items]
Non-current assets	28,298,293	30,790,462
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets	146,490	162,328
China [member]
Disclosure of geographical areas [line items]
Non-current assets	1,185,828	1,284,561
Indonesia [Member]
Disclosure of geographical areas [line items]
Non-current assets	2,711,032	2,750,084
Asia-other [member]
Disclosure of geographical areas [line items]
Non-current assets	2,356,904	2,516,715
North America [member]
Disclosure of geographical areas [line items]
Non-current assets	173,914	277,249
Other countries [member]
Disclosure of geographical areas [line items]
Non-current assets	1,245,252	1,119,319
Basis difference [member]
Disclosure of geographical areas [line items]
Revenue	176,859	(468,233)	(143,742)
Reportable segments [member]
Disclosure of geographical areas [line items]
Revenue	102,258,628	95,059,704	81,885,203
Reportable segments [member] | External customers [member]
Disclosure of geographical areas [line items]
Revenue	64,977,777	60,655,100	53,083,513
Reportable segments [member] | External customers [member] | Domestic [member]
Disclosure of geographical areas [line items]
Revenue	41,671,930	38,882,220	34,883,941
Reportable segments [member] | External customers [member] | Japan [member]
Disclosure of geographical areas [line items]
Revenue	2,084,061	2,200,405	1,892,022
Reportable segments [member] | External customers [member] | China [member]
Disclosure of geographical areas [line items]
Revenue	6,945,266	6,731,214	5,908,046
Reportable segments [member] | External customers [member] | Indonesia [Member]
Disclosure of geographical areas [line items]
Revenue	1,592,046	1,266,572	908,361
Reportable segments [member] | External customers [member] | Asia-other [member]
Disclosure of geographical areas [line items]
Revenue	7,312,486	6,483,981	4,741,482
Reportable segments [member] | External customers [member] | North America [member]
Disclosure of geographical areas [line items]
Revenue	1,834,534	1,725,120	1,899,291
Reportable segments [member] | External customers [member] | Other countries [member]
Disclosure of geographical areas [line items]
Revenue	₩ 3,537,454	₩ 3,365,588	₩ 2,850,370